Income Taxes (Details) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 808,821		$ 4,132,018
Net operating loss carryforwards			12,468,027
Federal net operating losses carryforward			13,221,253
Research and development			91,217
Federal research tax credit carryforwards			$ 208,150
Net operating loss term			5 years
Taxable income net operating losses			80.00%
Provision for income taxes		$ 0	$ 0
Unrecognized tax benefits		$ 0